UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)         (Zip code)

     Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:             (212) 632-6000

Date of fiscal year end:             12/31

Date of reporting period:          9/30/2006

FORM N-Q

Item 1.             Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2006 (unaudited)

Description	Shares	Value

Common Stocks—92.4%
Finland—1.7%
Nokia Oyj Sponsored ADR (c)	192,800	$3,796,232

France—2.9%
Societe Generale Sponsored ADR	72,000	2,292,480
Total SA Sponsored ADR (c)	64,000	4,220,160

Total France		6,512,640

Germany—2.0%
Siemens AG Sponsored ADR	50,600	4,407,260

Italy—2.0%
Eni SpA Sponsored ADR (c)	72,850	4,335,303

Japan—9.3%
Canon, Inc. Sponsored ADR	44,700	2,337,363
Hoya Corp. Sponsored ADR (d)	54,300	2,049,825
Mitsubishi UFJ Financial
Group, Inc. ADR (c)	323,100	4,138,911
Mitsui Sumitomo Insurance
Co., Ltd. ADR (d)	17,600	2,201,771
Nissan Motor Co., Ltd.
Sponsored ADR (d)	87,600	1,967,496
Nomura Holdings, Inc. ADR	332,600	5,847,108
Sumitomo Mitsui Financial
Group, Inc. ADR (d)	209,100	2,216,460

Total Japan		20,758,934

Netherlands—2.3%
Heineken NV ADR (d)	225,600	5,136,912

Sweden—1.0%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	61,900	2,132,455

Switzerland—9.3%
Credit Suisse Group Sponsored
ADR	73,400	4,253,530
Nestle SA Sponsored ADR	57,400	5,002,984
Novartis AG ADR	39,600	2,314,224
Swiss Re Sponsored ADR	55,200	4,223,904
UBS AG	42,800	2,538,468
Zurich Financial Services AG ADR	92,500	2,257,000

Total Switzerland		20,590,110

Description	Shares	Value

United Kingdom—17.1%
Barclays PLC Sponsored ADR
(c), (d)	67,800	$3,442,206
BP PLC Sponsored ADR	69,600	4,564,368
Cadbury Schweppes PLC
Sponsored ADR (c)	112,700	4,820,179
Diageo PLC Sponsored ADR	101,100	7,182,144
GlaxoSmithKline PLC ADR (c)	80,200	4,269,046
HSBC Holdings PLC Sponsored
ADR (d)	76,300	6,983,739
Tesco PLC Sponsored ADR	119,000	2,400,670
Vodafone Group PLC Sponsored
ADR	191,712	4,382,537

Total United Kingdom		38,044,889

United States—44.8%
Bank of America Corp. (c)	138,200	7,403,374
Chevron Corp.	73,400	4,760,724
Cisco Systems, Inc. (a)	220,400	5,069,200
Citigroup, Inc. (c)	138,900	6,899,163
ConocoPhillips	32,900	1,958,537
Dell, Inc. (a)	92,900	2,121,836
Exxon Mobil Corp. (c)	105,100	7,052,210
First Data Corp. (c)	84,300	3,540,600
General Electric Co.	116,300	4,105,390
Honeywell International, Inc.	55,000	2,249,500
International Business Machines
Corp.	53,100	4,351,014
Johnson & Johnson (c)	104,300	6,773,242
JPMorgan Chase & Co. (c)	148,896	6,992,156
Mellon Financial Corp.	60,400	2,361,640
Microsoft Corp. (c)	326,400	8,920,512
Oracle Corp. (a), (c)	477,000	8,461,980
Pfizer, Inc.	103,500	2,935,260
The Coca-Cola Co. (c)	74,200	3,315,256
The Home Depot, Inc.	165,500	6,002,685
United Technologies Corp.	68,900	4,364,815

Total United States		99,639,094

Total Common Stocks
(Identified cost $175,796,818)		205,353,829

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value

Foreign Government
Obligations—4.4%
Egypt—3.6%
Egypt Treasury Bills:
0.00%, 10/17/06	6,800	$1,179,505
0.00%, 11/07/06	2,725	470,219
0.00%, 01/02/07	7,500	1,276,633
0.00%, 01/16/07	3,875	657,365
0.00%, 01/30/07	7,400	1,250,921
0.00%, 02/27/07	11,700	1,964,497
0.00%, 03/13/07	3,950	661,005
0.00%, 03/20/07	3,250	542,953

Total Egypt		8,003,098

Mexico—0.3%
Mexico Government Bond,
9.00%, 12/20/12	6,050	571,790

Turkey—0.5%
Turkey Government Bond,
15.00%, 02/10/10	2,033	1,198,966

Total Foreign Government
Obligations
(Identified cost $9,899,563)		9,773,854

Structured Notes—2.2%
Brazil—1.3%
Citibank Brazil Inflation-Linked
Bond NTN-B:
9.55%, 05/18/09 (f)	927	943,211
9.55%, 08/17/10 (f)	1,029	1,013,583
9.10%, 05/18/15 (f)	989	936,845

Total Brazil		2,893,639

	Principal
	Amount
Description	(000) (e)	Value

Colombia—0.2%
Citibank Colombia TES Linked
Deposit,
9.61%, 04/26/12 (f)	397	$439,646

Costa Rica—0.7%
Citibank CRC Linked Deposit,
12.06%, 10/11/06 (f)	1,511	1,581,648

Total Structured Notes
(Identified cost $4,829,132)		4,914,933

Short-Term Investments—8.0%

Repurchase Agreement—0.6%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$1,010,000 United States Treasury
Bond, 7.125%, 02/15/23, with a
value of $1,276,508)
Proceeds of $1,251,469 (c)	$1,251	1,251,000

Description	Shares	Value

Collateral for Securities
on Loan—7.4%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (g), (h)	16,527,295	16,527,295

Total Short-Term Investments
(Identified cost $17,778,295)		17,778,295

Total Investments—107.0%
(Identified cost $208,303,808) (b)		$237,820,911

Liabilities in Excess of Cash
and Other Assets—(7.0)%		(15,544,272)

Net Assets—100.0%		$222,276,639

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/27/06	1,981,070	$637,000	$636,052	$—	$948
ARS	11/06/06	5,836,931	1,881,000	1,871,861	—	9,139
ARS	11/13/06	1,917,300	616,000	614,404	—	1,596
BRL	10/06/06	1,704,484	764,000	784,136	20,136	—
BRL	12/20/06	1,672,163	645,000	758,258	113,258	—
BRL	12/28/06	6,908,000	2,823,626	3,129,679	306,053	—
BRL	01/31/07	1,874,000	773,421	843,665	70,244	—
BWP	10/11/06	3,821,000	651,870	594,773	—	57,097
BWP	11/06/06	4,582,208	749,000	710,112	—	38,888
BWP	11/20/06	3,795,483	605,000	586,982	—	18,018
BWP	12/21/06	2,080,969	332,000	320,386	—	11,614
BWP	02/22/07	2,826,000	445,060	431,417	—	13,643
BWP	03/21/07	3,044,586	478,000	463,132	—	14,868
CLP	10/13/06	326,884,800	604,000	608,143	4,143	—
CLP	10/16/06	264,913,550	493,000	492,837	—	163
COP	10/10/06	1,395,221,500	601,000	582,254	—	18,746
COP	10/10/06	919,525,550	383,000	383,737	737	—
COP	10/10/06	321,381,000	135,000	134,119	—	881
COP	10/23/06	360,262,500	150,000	150,187	187	—
COP	10/25/06	360,262,500	150,000	150,163	163	—
COP	10/26/06	2,026,843,250	823,000	844,751	21,751	—
COP	11/17/06	759,720,000	312,000	316,099	4,099	—
COP	11/17/06	708,235,800	291,000	294,678	3,678	—
COP	12/29/06	5,317,340,000	1,999,000	2,205,068	206,068	—
GHC	10/13/06	1,667,326,000	178,000	180,223	2,223	—
GHC	12/18/06	2,076,144,000	222,000	221,589	—	411
GHC	01/24/07	5,039,700,000	535,000	534,144	—	856
GHC	02/28/07	9,296,280,000	980,000	978,952	—	1,048
IDR	10/16/06	24,879,080,000	2,722,000	2,696,919	—	25,081
IDR	10/30/06	4,771,840,000	512,000	517,273	5,273	—
IDR	11/13/06	4,817,605,000	541,000	522,234	—	18,766
IDR	12/20/06	5,430,180,000	588,000	588,637	637	—
IDR	03/20/07	5,480,160,000	588,000	594,055	6,055	—
ILS	11/20/06	3,594,962	820,000	834,789	14,789	—
INR	10/05/06	88,092,900	1,890,000	1,917,803	27,803	—
INR	11/07/06	24,714,880	529,000	537,362	8,362	—
INR	11/17/06	18,388,470	393,000	399,680	6,680	—
INR	12/22/06	45,073,160	979,000	978,530	—	470
ISK	10/11/06	41,197,452	582,000	586,681	4,681	—
ISK	11/06/06	35,790,440	511,000	506,732	—	4,268
KRW	10/10/06	1,173,640,000	1,220,000	1,240,306	20,306	—
KRW	10/25/06	451,390,800	476,000	477,220	1,220	—
KRW	10/27/06	451,390,800	476,000	477,245	1,245	—
KZT	11/15/06	35,893,000	285,818	282,626	—	3,192
KZT	12/15/06	35,366,800	297,500	278,601	—	18,899
KZT	09/08/07	68,641,200	552,000	540,271	—	11,729
MXN	11/16/06	4,670,058	430,000	423,570	—	6,430
MXN	11/24/06	11,942,705	1,053,000	1,082,725	29,725	—

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

MXN	01/08/07	5,795,933	$519,000	$524,104	$5,104	$—
MXN	03/30/07	6,290,201	557,000	566,058	9,058	—
MYR	10/10/06	2,403,306	657,000	651,964	—	5,036
MYR	10/12/06	3,226,311	891,000	875,309	—	15,691
MYR	10/16/06	2,713,580	740,000	736,343	—	3,657
MYR	10/18/06	2,713,358	740,000	736,352	—	3,648
MYR	11/10/06	1,911,360	543,000	519,281	—	23,719
MYR	11/13/06	2,908,000	790,432	790,166	—	266
NGN	10/05/06	148,162,900	1,135,000	1,153,622	18,622	—
NGN	01/10/07	128,760,000	990,005	989,706	—	299
PEN	11/15/06	1,737,470	538,500	535,125	—	3,375
PEN	02/15/07	1,738,547	538,500	535,517	—	2,983
PHP	11/13/06	56,437,200	1,098,000	1,121,460	23,460	—
PHP	12/18/06	33,201,950	655,000	658,645	3,645	—
PHP	01/31/07	132,810,580	2,557,000	2,630,222	73,222	—
PHP	06/26/07	81,843,980	1,502,000	1,610,827	108,827	—
PLN	10/16/06	3,033,055	991,000	967,852	—	23,148
PLN	10/17/06	8,637,650	2,761,000	2,756,382	—	4,618
PLN	11/20/06	5,363,871	1,723,000	1,713,712	—	9,288
RON	10/10/06	2,115,000	767,779	756,717	—	11,062
RON	10/23/06	770,000	280,010	275,192	—	4,818
RON	10/25/06	8,618,000	3,100,446	3,079,486	—	20,960
RON	10/31/06	2,968,000	1,074,389	1,060,023	—	14,366
RON	10/31/06	1,655,570	593,735	591,288	—	2,447
RON	11/14/06	1,845,000	664,841	658,269	—	6,572
RON	11/21/06	1,965,588	703,000	700,935	—	2,065
RUB	10/06/06	14,598,120	509,000	544,847	35,847	—
RUB	10/06/06	26,374,080	993,000	984,361	—	8,639
RUB	02/01/07	4,929,750	175,000	184,836	9,836	—
RUB	02/26/07	42,336,000	1,470,000	1,588,587	118,587	—
RUB	02/26/07	7,284,020	251,000	273,320	22,320	—
RUB	02/26/07	6,131,270	227,000	230,066	3,066	—
RUB	05/24/07	106,389,050	3,826,944	3,996,193	169,249	—
RUB	09/19/08	21,264,250	725,000	790,737	65,737	—
SGD	10/06/06	1,187,874	753,500	749,010	—	4,490
SGD	10/10/06	1,187,825	753,500	749,128	—	4,372
SGD	10/12/06	1,067,116	679,000	673,068	—	5,932
SGD	10/13/06	2,227,539	1,389,000	1,405,057	16,057	—
SGD	10/23/06	2,230,585	1,422,000	1,407,680	—	14,320
SGD	10/30/06	1,643,569	1,038,000	1,037,588	—	412
SIT	10/18/06	206,775,360	1,098,000	1,094,166	—	3,834
SKK	10/25/06	24,330,560	828,500	825,065	—	3,435
SKK	11/27/06	24,324,760	828,500	825,328	—	3,172
THB	11/10/06	60,777,500	1,610,000	1,609,005	—	995
TRY	10/20/06	1,324,766	893,000	869,142	—	23,858
TRY	10/20/06	1,682,579	1,097,000	1,103,893	6,893	—
TRY	11/01/06	213,013	143,000	139,106	—	3,894
TRY	02/09/07	1,428,000	869,406	897,217	27,811	—

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Forward Currency Contracts open at September 30, 2006 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

TRY	05/31/07	746,493	$459,352	$449,993	$—	$9,359
TRY	06/27/07	4,353,244	2,699,686	2,597,945	—	101,741
TZS	10/05/06	140,859,000	111,000	109,201	—	1,799
TZS	10/12/06	271,637,300	209,000	210,132	1,132	—
TZS	10/13/06	758,249,000	617,040	586,381	—	30,659
TZS	10/26/06	447,902,000	364,000	344,991	—	19,009
TZS	10/26/06	473,088,000	384,000	364,390	—	19,610
TZS	11/09/06	583,200,000	450,000	447,022	—	2,978
TZS	11/16/06	275,920,200	213,000	210,964	—	2,036
TZS	12/05/06	782,207,000	615,766	594,036	—	21,730
TZS	12/15/06	442,737,000	346,880	335,043	—	11,837
TZS	12/20/06	695,237,000	547,000	525,196	—	21,804
TZS	05/08/07	520,053,000	396,684	376,964	—	19,720
UAH	10/11/06	1,497,000	296,847	296,455	—	392
ZAR	10/23/06	7,708,676	1,047,303	990,424	—	56,879
ZMK	10/13/06	1,432,822,000	346,737	343,076	—	3,661

Total Forward Currency Purchase Contracts			$92,496,577	$93,259,230	$1,597,989	$835,336

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	12/28/06	1,643,477	$711,000	$744,579	$—	$33,579
COP	10/10/06	1,395,221,500	539,529	582,254	—	42,725
RUB	05/24/07	23,963,580	892,000	900,122	—	8,122
THB	11/10/06	60,777,500	1,598,567	1,609,005	—	10,438
TRY	02/09/07	1,428,000	994,637	897,217	97,420	—
TZS	05/08/07	520,053,000	392,197	376,964	15,233	—

Total Forward Currency Sale Contracts			$5,127,930	$5,110,141	112,653	94,864

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,710,642	$930,200

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost was $208,303,808, aggregate gross unrealized appreciation was $34,130,265, aggregate gross unrealized depreciation was $4,613,162 and the net unrealized appreciation was $29,517,103.

(c)	Segregated security for forward currency contracts.

(d)	Security or portion thereof is out on loan.

(e)	Principal amount denominated in respective country’s currency unless otherwise specified.

(f)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” Principal amount denominated in U.S. dollar. Interest rate shown reflects current yield as of September 30, 2006.

(g)	Rate shown reflects 7 day yield as of September 30, 2006.

(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional”
TES — Titulos de Tesoreria

Currency Abbreviations:
ARS	— Argentine Peso	NGN	— Nigerian Naira
BRL	— Brazilian Real	PEN	— Peruvian New Sol
BWP	— Botswanian Pula	PHP	— Philippine Peso
CLP	— Chilean Peso	PLN	— Polish Zloty
COP	— Colombian Peso	RON	— Romanian Leu
CRC	— Costa Rican Colon	RUB	— Russian Ruble
GHC	— Ghanaian Cedi	SGD	— Singapore Dollar
IDR	— Indonesian Rupiah	SIT	— Slovenian Tolar
ILS	— Israeli Shekel	SKK	— Slovenska Koruna
INR	— Indian Rupee	THB	— Thai Baht
ISK	— Iceland Krona	TRY	— New Turkish Lira
KRW	— South Korean Won	TZS	— Tanzanian Shilling
KZT	— Kazakhstanian Tenge	UAH	— Ukranian Hryvnia
MXN	— Mexican Peso	ZAR	— South African Rand
MYR	— Malaysian Ringgit	ZMK	— Zambian Kwacha

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets):

Industry
Alcohol & Tobacco	5.5%
Automotive.	0.9
Banking	13.8
Commercial Services	1.6
Computer Software	7.8
Drugs	4.3
Energy Integrated	12.1
Financial Services	11.1
Food & Beverages	5.9
Insurance	3.9
Manufacturing	6.8
Medical Products	3.0
Retail	3.8
Semiconductors & Components	2.0
Technology.	2.0
Technology Hardware	5.9
Telecommunications	2.0

Subtotal	92.4
Foreign Government Obligations	4.4
Structured Notes.	2.2
Repurchase Agreement.	0.6
Collateral for Securities on Loan.	7.4

Total Investments	107.0%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2006 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.             Controls and Procedures.

(a)     The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

            Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2006